Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2015 INR (₨)
Benefit payments
2016	₨ 175.0
2017	185.2
2018	202.0
2019	291.8
2020	337.3
2021-2025	₨ 1,170.2